Property, plant and equipment (Tables)	12 Months Ended
Apr. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Leasehold property	Renovation	Computer software	Computer	Office equipment	Furniture and fittings	Motor vehicles	Testing equipment	Total	Total
	SGD	SGD	SGD	SGD	SGD	SGD	SGD	SGD	SGD	USD

Cost:
Balance at May 1, 2023	680,000	152,660	20,440	14,633	207,318	115,556	83,600	4,808	1,279,015	979,787
Additions	-	-	25,981	-	5,400	-	-	-	31,381	24,039
Write-off	-	(29,300)	-	(7,480)	(9,341)	(38,000)	-	-	(84,121)	(64,441)
Balance at April 30, 2024	680,000	123,360	46,421	7,153	203,377	77,556	83,600	4,808	1,226,275	939,385
Additions	-	-	-	-	19,077	395	-	-	19,472	14,917
Disposal	-	-	-	-	-	-	(30,800)	-	(30,800)	(23,594)
Write-off	-	-	-	-	(17,300)	-	-	-	(17,300)	(13,253)
Balance at April 30, 2025	680,000	123,360	46,421	7,153	205,154	77,951	52,800	4,808	1,197,647	917,455

Accumulated depreciation
Balance at May 1, 2023	71,144	112,763	17,032	12,639	188,854	90,137	37,397	4,305	534,271	409,278
Depreciation	19,854	24,672	8,419	1,994	13,606	15,510	18,432	503	102,990	78,895
Write-off	-	(29,300)	-	(7,480)	(9,341)	(38,000)	-	-	(84,121)	(64,441)
Balance at April 30, 2024	90,998	108,135	25,451	7,153	193,119	67,647	55,829	4,808	553,140	423,732
Depreciation	19,854	15,225	20,970	-	10,088	9,310	10,237	-	85,684	65,638
Disposal	-	-	-	-	-	-	(29,431)	-	(29,431)	(22,546)
Write-off	-	-	-	-	(17,300)	-	-	-	(17,300)	(13,253)
Balance at April 30, 2025	110,852	123,360	46,421	7,153	185,907	76,957	36,635	4,808	592,093	453,571

Carrying amount
Balance at April 30, 2024	589,002	15,225	20,970	-	10,258	9,909	27,771	-	673,135	515,653

Balance at April 30, 2025	569,148	-	-	-	19,247	994	16,165	-	605,554	463,884